Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Accrued Liabilities [Member]
Accrued Liabilities

10. Accrued Liabilities

Accrued liabilities as of December 31, 2019 and 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Accrued expenses	$16,047	$7,154
Accrued interest	6,869	8,253
Total	$22,916	$15,407